FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 110
Total financial assets	110
Payment obligation in connection with previous acquisitions	5,146
Total financial liabilities	5,146
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Total financial assets
Payment obligation in connection with previous acquisitions
Total financial liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	110
Total financial assets	110
Payment obligation in connection with previous acquisitions
Total financial liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Total financial assets
Payment obligation in connection with previous acquisitions	5,146
Total financial liabilities	$ 5,146